Balance Sheet Components	12 Months Ended
Dec. 31, 2014
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Balance Sheet Components
3.	Balance Sheet Components

Property and Equipment, net

Property and equipment, net consists of the following:

	Useful Life (Years)	December 31,
		2014	2013
Computer and office equipment	3	$206	$78
Furniture and equipment	5	103	103

		309	181
Less: Accumulated depreciation		(146)	(95)

Property and equipment, net		$163	$86

Depreciation expense for the years ended December 31, 2014, 2013 and 2012 was $51, $47, and $44, respectively.

Accrued Expenses

Accrued expenses consist of the following:

	December 31,
	2014	2013
Employee related expenses	$1,279	$49
Development costs	2,788	57
Professional services	574	190
Other accrued expenses	46	31

	$4,687	$327